Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share
Net income (loss) from continuing operations attributable to shareholders, basic		€ (157,243)	€ 572,054	€ (24,911)
Loss from discontinued operations net of tax attributable to shareholders, basic		(10,438)	(2,095)
Net income (loss) attributable to shareholders, basic		(167,681)	569,959	(24,911)
Net income (loss) from continuing operations attributable to shareholders, diluted		(157,243)	572,054	(24,911)
Loss from discontinued operations net of tax attributable to shareholders, diluted		(10,438)	(2,095)
Net income (loss) attributable to shareholders, diluted		€ (167,681)	€ 569,959	€ (24,911)
Weighted average ordinary shares outstanding (basic) - in millions	[1]	140.1	96.8	86.8
Adjustments for calculation of diluted earnings per share:
Weighted average ordinary shares outstanding (diluted) - in millions	[1]	140.1	100.9	86.8
Basic earnings per share - continuing operations (in euros per share)		€ (1.12)	€ 5.91	€ (0.29)
Diluted earnings per share - continuing operations (in euros per share)		(1.12)	5.67	(0.29)
Basic earnings per share - discontinued operations (in euros per share)		(0.08)	(0.02)	0
Diluted earnings per share - discontinued operations (in euros per share)		(0.08)	(0.02)	0
Total basic earnings (loss) per share		(1.2)	5.89	(0.29)
Total diluted earnings (loss) per share		€ (1.2)	€ 5.65	€ (0.29)
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		16.2	3.9	11.9
Long-Term Incentive Plan and Supervisory Board Members Plan
Adjustments for calculation of diluted earnings per share:
Restricted Share Units			1.7
Long-Term Incentive Plan
Adjustments for calculation of diluted earnings per share:
Options			1.9
Alignment Award
Adjustments for calculation of diluted earnings per share:
Options			0.4
Restricted Share Units | Long-Term Incentive Plan and Supervisory Board Members Plan
Adjustments for calculation of diluted earnings per share:
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		4.1	0.6	2.5
Options | Long-Term Incentive Plan
Adjustments for calculation of diluted earnings per share:
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		7.5		3.3
Options | Alignment Award
Adjustments for calculation of diluted earnings per share:
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		4.6	3.3	6.1

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to Note 28.